Financial Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Management - Sensitivity Analysis (Table)

		December 31, 2023
		Effect on Profit and Equity
	Carrying amount	Possible increase through maturity (Ä 25%)	Remote increase through maturity (Ä 50%)
SOFR
Interest-bearing loans and borrowings	(42,592)	(2,140)	(4,280)

		December 31, 2022
		Effect on Profit and Equity
	Carrying amount	Possible increase through maturity (Ä 25%)	Remote increase through maturity (Ä 50%)
LIBOR/SOFR
Interest-bearing loans and borrowings	(13,977)	(355)	(710)

Financial Management - Liquidity Risk (Table)

	Less than a year	1-2 years	2-3 years	3-4 years	More than 5 years	Total
Interest-bearing loans and borrowings ( Note 18)	$89,430	$551,207	$7,546	$11,699	$—	$659,882
Lease liabilities (Note 20)	4,669	4,504	4,337	4,295	28,432	46,237
Twelve Jumbo Barges	1,982	—	—	—	—	1,982
Six Jumbo Barges	1,594	—	—	—	—	1,594
Trade and other payables (Note 19)	68,186	—	—	—	—	68,186
Total	$165,861	$555,711	$11,883	$15,994	$28,432	$777,881